Investment Objectives and Goals	Jun. 08, 2026
JNL MULTI-MANAGER FLOATING RATE INCOME FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to provide total return through a combination of current income and long-term capital appreciation.
JNL MULTI-MANAGER MID CAP FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation and long-term total return.
JNL MULTI-MANAGER SMALL CAP VALUE FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is long-term total return and capital appreciation.